PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4  - PROPERTY AND EQUIPMENT, NET:

The composition of property and equipment, grouped by major classifications, is as follows:

	December 31
	2024	2023
Cost:
Computers	$87	$75
Office furniture	12	2
Leasehold improvements	-	56
	$99	$133
Accumulated depreciation:
Computers	67	55
Office furniture	2	2
Leasehold improvements	-	27
	$69	$84
Property and equipment, net	$30	$49

Depreciation expenses were $25 and $45 in the years ended December 31, 2024 and 2023, respectively.